             Commonfund Institutional Funds
                CIF Short Duration Fund                      Semi-Annual Report
-------------------------------------------------------------------------------
                         October 31, 2000







-------------------------------------------

 C


                I


                                     F

---------------------------------------------

                         COMMONFUND INSTITUTIONAL FUNDS
                             CIF SHORT DURATION FUND

              PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000 (UNAUDITED)


  PAR VALUE                             DESCRIPTION                                                    VALUE
  -----------------------------------------------------------------------------------------------------------------
  CORPORATE DEBT 33.3%
$  250,000                              AT&T Corp.                                                $    250,008
                                        6.609% due 06/14/2001
   400,000                              Bankboston Corp. (FRN)                                         398,650
                                         6.881% due 07/14/2003
   250,000                              British Telecommunications PLC                                 249,653
                                        6.853% due 10/09/2001
   195,000                              Caterpillar Financial Services Corp. (FRN)                     195,058
                                        6.890% due 12/10/2001
   309,000                              Ford Motor Credit Co. (FRN)                                    307,670
                                        6.845% due 02/13/2003
   300,000                              General Electric Capital Corp.                                 299,254
                                        6.020% due 05/04/2001
   150,000                              General Electric Capital Corp.                                 150,676
                                        7.380% due 05/23/2001
   300,000                              Grand Metropolitan Investment Corp.                            303,876
                                        8.625% due 08/15/2001
   310,000                              Inter-American Development Bank                                297,236
                                        6.950% due 06/16/2001
   300,000                              International Lease Finance Corp.                              299,742
                                        6.780% due 09/05/2001
   400,000                              Kellogg Co.                                                    396,680
                                        6.125% due 08/06/2001
   300,000                              Key Bank NA (FRN)                                              300,014
                                        6.664% due 07/30/2001
   200,000                              Lehman Brothers Holdings Inc.(FRN)                             199,808
                                        7.169% due 04/04/2003
   250,000                              Merrill Lynch & Co. Inc.(FRN)                                  250,000
                                        6.861% due 08/01/2002
   250,000                              Merrill Lynch & Co. Inc.(FRN)                                  250,193
                                        6.973% due 03/25/2002
   250,000                              Monument Global Managed Fund - 144A (FRN)                      250,000
                                        6.910% due 09/26/2003
   300,000                              Morgan Stanley Dean Witter & Co. (FRN)                         300,232
                                        6.890% due 02/21/2003
   300,000                              Nationsbank Corp. (FRN)                                        300,621
                                        6.581% due 07/16/2001
   300,000                              Salomon Smith Barney Holdings (FRN)                            299,774
                                        7.009% due 04/28/2003
   125,000                              SBC Communications Inc. - 144A                                 125,002
                                        6.684% due 05/15/2001
   250,000                              Unilever NV                                                    250,000
                                        6.880% due 10/24/2002
   250,000                              U.S. Bancorp                                                   250,617
                                        6.941% due 02/03/2003

                                                                                                  ------------
  TOTAL CORPORATE DEBT
    (COST $ 5,923,282)                                                                               5,924,764


                     See Notes to the Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS
                             CIF SHORT DURATION FUND

              PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000 (UNAUDITED)


  PAR VALUE                             DESCRIPTION                                                    VALUE
  -----------------------------------------------------------------------------------------------------------------
  COMMERCIAL PAPER 32.9%
$  300,000                              American Honda Finance                                    $    297,990
                                        6.520% due 11/08/2000
   300,000                              Apreco Inc.                                                    297,233
                                        6.510% due 11/09/2000
   250,000                              Avon Capital Corp.                                             248,695
                                        6.480% due 11/16/2000
   300,000                              Boeing Capital Corp.                                           298,167
                                        6.470% due 11/20/2000
   200,000                              Clorox Company                                                 198,922
                                        6.470% due 11/17/2000
   300,000                              Enron Funding Corp.                                            298,213
                                        6.500% due 11/08/2000
   250,000                              Fleet Funding Corp.                                            248,375
                                        6.500% due 11/08/2000
   300,000                              Florida Progress Corp.                                         296,971
                                        6.490% due 11/14/2000
   275,000                              Fortune Brands                                                 272,974
                                        6.470% due 12/05/2000
   280,000                              KFW International Finance                                      278,888
                                        6.500% due 11/15/2000
   270,000                              Merck & Co.,  Inc.                                             268,059
                                        6.470% due 11/29/2000
   300,000                              MetLife Inc.                                                   298,490
                                        6.470% due 11/03/2000
   275,000                              National Rural Utilities                                       274,007
                                        6.500% due 11/13/2000
   275,000                              Park Avenue Receivables                                        273,508
                                        6.510% due 11/16/2000
   275,000                              PPG Industries Inc.                                            273,215
                                        6.490% due 11/28/2000
   300,000                              Schering Corp.                                                 298,495
                                        6.450% due 11/15/2000
   275,000                              Statoil                                                        273,560
                                        6.500% due 11/14/2000
   275,000                              SunTrust Banks Inc.                                            273,268
                                        6.480% due 11/21/2000
   287,000                              Variable Funding Capital Corp.                                 285,695
                                        6.550% due 11/20/2000
   300,000                              Verizon Global Funding                                         299,133
                                        6.500% due 11/10/2000
   300,000                              Wal-Mart Stores Inc.                                           298,277
                                        6.460% due 11/17/2000

                                                                                                  ------------
  TOTAL COMMERCIAL PAPER
    (AMORTIZED COST $ 5,852,135)                                                                     5,852,135

                     See Notes to the Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS
                             CIF SHORT DURATION FUND

              PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000 (UNAUDITED)

  PAR VALUE                             DESCRIPTION                                                    VALUE
  -----------------------------------------------------------------------------------------------------------------
  ASSET BACKED SECURITIES  23.6%
$  250,000                              ANRC Auto Owner Trust                                     $    250,388
                                        7.000% due 03/17/2003
   145,927                              Capital Auto Receivables Asset Trust - Series 1999-1           145,371
                                        5.580% due 06/15/2002
   100,000                              Chase Manhattan Credit Card Master Trust 1996 - 3A             100,149
                                        7.040% due 02/15/2005
   250,000                              Citibank Credit Card Master Trust I - Series 1999-3            250,041
                                        6.880% due 03/15/2004
   200,000                              Citibank NA 2000-A2                                            200,000
                                        6.850% due 11/07/2005
   149,373                              Daimler Chrysler Auto Trust 2000 - A - A2                      149,337
                                        6.760% due 01/06/2003
   125,000                              Daimler Chrysler Auto Trust 2000-B-A2                          125,382
                                        7.300% due 04/15/2003
   100,000                              Fleet Credit Card Master Trust II - Series 2000-A-A            100,152
                                        6.750% due 07/15/2005
   250,000                              Ford Credit Auto Owner Trust 2000 - C -A3                      250,445
                                        7.130% due 09/15/2002
   247,180                              GGP-Homart - 144A                                              247,427
                                        7.030% due 06/10/2003
   148,601                              Harley-Davidson Eaglemark Motorcycle Trust                     148,739
                                        6.880% due 08/15/2004
   103,303                              Harley-Davidson Eaglemark Motorcycle Trust                     103,302
                                        7.200% due 09/15/2004
   125,000                              Honda Auto Lease Trust                                         124,534
                                        6.650% due 07/15/2005
   106,029                              Honda Auto Receivables Owner Trust - Series 1999-1-A3          105,311
                                        5.300% due 09/15/2002
   250,000                              MBNA Master Credit Card Trust - Series 1996-A (FRN)            250,800
                                        6.830% due 07/15/2005
   100,000                              Nissan Auto Receivables Owner Trust                             99,679
                                        6.470% due 09/15/2003
   250,000                              Nissan Auto Receivables Owner Trust                            250,575
                                        7.150% due 12/16/2002
   300,000                              Onyx Acceptance Auto Trust                                     300,543
                                        7.050% due 05/15/2003
   150,000                              Peco Energy                                                    150,701
                                        7.300% due 09/01/2004
   250,000                              Toyota Auto Receivables Owner Trust                            250,508
                                        7.120% due 12/15/2002
    86,258                              USAA Auto Loan Grantor Trust - Series 1998-1-A                  85,676
                                        5.800% due 01/15/2005
   250,000                              USAA Auto Owner Trust 2000-1                                   250,312
                                        6.900% due 04/15/2003
   250,000                              World Omni Auto Lease Securitization Trust 2000 - A            250,433
                                        7.050% due 07/05/2002

                                                                                                  ------------
  TOTAL ASSET BACKED SECURITIES
    (COST  $4,378,886)                                                                               4,189,805


                     See Notes to the Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS
                             CIF SHORT DURATION FUND

              PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000 (UNAUDITED)

  PAR VALUE                             DESCRIPTION                                                    VALUE
  -----------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AND AGENCY OBLIGATIONS  5.4%
$  356,018                              Fannie Mae                                                $    353,530
                                        6.500% due 12/01/2000
   300,000                              Federal Farm Credit Bank                                       300,526
                                        6.930% due 07/03/2001
   200,000                              SLM Student Loan Trust - Series 1999-2 A2L (FRN)               199,668
                                        6.918% due 04/25/2011
   110,001                              SLM Student Loan Trust - Series 2000-1-A1L (FRN)               110,048
                                        6.850% due 10/27/2008

                                                                                                  ------------
  TOTAL U.S. GOVERNMENT AND AGENCY
    OBLIGATIONS (COST $ 764,223)                                                                       963,772

  SOVEREIGN DEBT OBLIGATIONS  1.7%
   300,000                              Quebec Province (FRN)                                          299,614
                                        6.375% due 10/25/2001

                                                                                                  ------------
  TOTAL SOVEREIGN DEBT OBLIGATIONS
    (COST $ 298,937)                                                                                   299,614

  CERTIFICATES OF DEPOSIT 1.4%
   125,000                              BayerHypo Vereinsbank AG - Yankee                              125,346
                                        7.250% due 05/14/2001
   125,000                              Citibank NA                                                    125,364
                                        7.410% due 05/30/2001

                                                                                                  ------------
  TOTAL CERTIFICATES OF DEPOSIT
    (COST $ 249,863)                                                                                   250,710



  TOTAL INVESTMENTS AT MARKET VALUE
    98.3% (COST $17,467,326)                                                                        17,480,800

  OTHER ASSETS IN EXCESS OF LIABILITIES 1.7%                                                           293,192
                                                                                                  ------------
  NET ASSETS 100.0%                                                                               $ 17,773,992
                                                                                                  ============



-------------------------------------------------------------------

FOOTNOTES TO PORTFOLIO OF INVESTMENTS:

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At October 31, 2000, these securities amounted to $ 622,429 or 3.5% of net assets.

Yankee Dollar-denominated bonds in the U.S. issued by foreign banks and corporations.

FRN      Floating rate note


                     See Notes to the Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS
                             CIF SHORT DURATION FUND


        STATEMENT OF ASSETS AND LIABILITIES OCTOBER 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------


ASSETS:


     Investments at value (cost $17,467,326) .......................      $17,480,800

     Cash ..........................................................          421,819

     Receivable for expense reimbursement ..........................           20,172

     Interest receivable ...........................................          112,984
                                                                          -----------

           Total Assets ............................................       18,035,775
                                                                          ===========


LIABILITIES:

     Payable for investments purchased .............................          200,000

     Advisory fee payable ..........................................            2,960

     Accrued expenses and other payables ...........................           58,823
                                                                          -----------

           Total Liabilities .......................................          261,783
                                                                          -----------

NET ASSETS .........................................................      $17,773,992
                                                                          ===========


NET ASSETS CONSIST OF:

     Capital stock, $0.001 par value ...............................            1,771

     Paid-in capital ...............................................       17,731,800

     Undistributed net investment income ...........................            4,806

     Accumulated net realized gain on investments sold .............           22,141

     Net unrealized appreciation of investments ....................           13,474
                                                                          -----------

TOTAL NET ASSETS ...................................................      $17,773,992
                                                                          ===========

SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED, $0.001 PAR VALUE)..        1,771,247

NET ASSET VALUE

     Redemption and offering price per share .......................      $     10.03
                                                                          ===========


                       See Notes to Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS
                             CIF SHORT DURATION FUND


  STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED OCTOBER 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME

     Interest ................................................        $ 530,332
                                                                      ---------

        Total investment income ..............................          530,332
                                                                      ---------


EXPENSES

     Advisory fees ...........................................           15,800

     Professional fees .......................................           30,165

     Directors' fees and expenses ............................           21,114

     Insurance fees ..........................................           11,060

     Registration fees .......................................            8,815

     Printing and postage fees ...............................            3,268

     Custodian and fund accounting fees ......................            1,954

     Administration fees .....................................              416

     Miscellaneous ...........................................            1,399
                                                                      ---------

        Total  expenses before reimbursement .................           93,991

        Less expense reimbursements ..........................          (73,322)
                                                                      ---------

        Total expenses net of expense reimbursements .........           20,669
                                                                      ---------

NET INVESTMENT INCOME ........................................          509,663
                                                                      ---------


NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

     Net realized gain on investments sold ...................           22,141
     Net change in unrealized appreciation of investments ....           13,474
                                                                      ---------


NET INCREASE IN NET
     ASSETS RESULTING FROM OPERATIONS ........................        $ 545,278
                                                                      =========


                       See Notes to Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS
                             CIF SHORT DURATION FUND


                       STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                  SIX MONTHS ENDED
                                                                  OCTOBER 31, 2000
                                                                    (UNAUDITED)
                                                                    -----------
NET ASSETS AT BEGINNING OF PERIOD ..........................       $ 10,200,000
                                                                   ------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

     Net investment income .................................            509,663

     Net realized gain on investments sold .................             22,141

     Net change in unrealized appreciation of investments ..             13,474
                                                                   ------------

     Net increase in net assets resulting from operations ..            545,278
                                                                   ------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:

     Net investment income .................................            504,857
                                                                   ------------


        Total distributions ................................            504,857
                                                                   ------------


CAPITAL SHARE TRANSACTIONS:

     Net proceeds from sales of shares .....................          9,013,714

     Issued to shareholders in reinvestment of distributions            504,857

     Cost of shares repurchased ............................         (1,985,000)
                                                                   ------------

        Net increase from capital share transactions .......          7,533,571
                                                                   ------------

        Total increase in net assets .......................          7,573,992
                                                                   ------------


NET ASSETS AT END OF PERIOD ................................       $ 17,773,992
                                                                   ============

Undistributed net investment income ........................       $      4,806
                                                                   ============


OTHER INFORMATION:
SHARE TRANSACTIONS:

SHARES OUTSTANDING AT BEGINNING OF PERIOD ..................          1,020,000
                                                                   ------------

     Sold ..................................................            898,154

     Issued to shareholders in reinvestment of distributions             50,356

     Repurchased ...........................................           (197,263)
                                                                   ------------

     Net increase in shares outstanding ....................            751,247
                                                                   ------------


SHARES OUTSTANDING AT END OF PERIOD ........................          1,771,247
                                                                   ============


                       See Notes to Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS
                             CIF SHORT DURATION FUND

      FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------------

                                                                  SIX MONTHS ENDED
                                                                   OCTOBER 31, 2000
                                                                     (UNAUDITED)
------------------------------------------------------------------------------------
Net Asset Value, beginning of period ......................           $    10.00
                                                                      ----------

Income from Investment Operations:

    Net investment income .................................                 0.29

    Net realized and unrealized gain

     on investments .......................................                 0.03
                                                                      ----------

        Total from Investment Operations: .................                10.32
                                                                      ----------


Less Distributions:

    Dividends from net investment income ..................                 0.29
                                                                      ----------

        Total distributions ...............................                 0.29
                                                                      ----------


Net increase in net asset value ...........................                 0.03
                                                                      ----------

Net Asset Value, end of period ............................           $    10.03
                                                                      ==========

        Total Return ......................................                 3.28% ** (a)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period (000's) .........................           $   17,774

Ratios to average net assets:

    Net investment income (after reimbursement
    and waiver of certain operating expenses) .............              6.98% *

    Net investment income (before reimbursement
    and waiver of certain operating expenses) .............              6.10% *

    Operating expenses (after reimbursement
    and waiver of certain operating expenses) .............              0.25% *

    Operating expenses (before reimbursement
    and waiver of certain operating expenses) .............              1.13% *

    Portfolio Turnover Rate ...............................            41.76% **



*     Annualized

**    Not Annualized

(a) Total return would have been lower had certain expenses not been reimbursed and waived.


                       See Notes to Financial Statements.

                         COMMONFUND INSTITUTIONAL FUNDS
                            CIF SHORT DURATION FUND

                  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1.    ORGANIZATION

Commonfund Institutional Funds (the "Company") was established as a Delaware business trust under an Agreement and Declaration of Trust dated August 7, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The Company currently consists of one series, CIF Short Duration Fund (the "Fund"), which commenced operations on May 1, 2000. The Fund seeks current income from interest and price appreciation consistent with liquidity and capital preservation. There can be no assurance that the Fund will achieve its investment objective. Net asset value of the Fund is expected to fluctuate modestly in response to changes in interest rates.

2.    SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles consistently followed by the Company in the preparation of its financial statements:

SECURITY VALUATION: Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments, which mature in less than sixty days) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Dividend income is recorded on the ex-dividend date.

FEDERAL TAXES: The Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Company will not be subject to Federal income taxes to the extent that it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Company will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends to shareholders resulting from net investment income are recorded on the ex-dividend date and paid monthly. Net realized capital gains, if any are distributed at least annually. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses, including "Post-October Losses" and losses deferred due to wash sales; and permanent differences due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, and non-taxable dividends. Any taxable income or gain remaining at fiscal year end is distributed in the following year. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purposes of calculating net investment income per share in the Financial Highlights.

                         COMMONFUND INSTITUTIONAL FUNDS
                         COMMONFUND SHORT DURATION FUND



                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


3.    INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS.

The Company has retained the services of Commonfund Asset Management Company, Inc. ("COMANCO"), an indirect wholly owned subsidiary of The Commonfund for Non-profit Organizations ("Commonfund"), as investment adviser. COMANCO exercises overall responsibility for supervision of the investment management program for the Fund but has contracted out the day-to-day management of the investment operations of the Fund to sub-advisers. As compensation for the services rendered by COMANCO under the investment advisory agreement with the Company, COMANCO receives a fee from the Fund, which is computed daily and paid monthly, equal to an annual fee of 0.19% of the Fund's average daily net assets.

COMANCO has retained the services of Wellington Management Company, LLP and Western Asset Management Company as investment sub-advisers to the Fund. As compensation for their services, each sub-adviser receives a fee paid by COMANCO that is based on the average daily net assets of the Fund.

The Company has retained the services of Investors Bank & Trust Company ("IBT") as the transfer agent, dividend disbursing agent, custodian and fund accounting agent for the Fund. For these services, IBT will receive a fee from the Fund, which is computed daily and paid monthly, at an annual rate of 0.0235% of the average daily net assets of the Fund up to $10 billion and 0.0185% of such net assets in excess of $10 billion. In addition, the Company has retained IBT as administrator of the Fund. For its services as administrator, IBT will receive a fee from the Fund, which is computed daily and paid monthly, at an annual rate of 0.005% of the average daily net assets of the Fund up to $10 billion and 0.0025% of such net assets in excess of $10 billion. Certain officers of the Company are also officers of IBT.

The Company has entered into a distribution agreement with Commonfund Securities, Inc. ("Commonfund Securities"), an indirect wholly owned subsidiary of Commonfund, to serve as principal distributor for shares of the Fund. COMANCO has agreed to pay Commonfund Securities for services rendered to the Company.

The Fund will pay each trustee, other than Robert L. Bovinette, who is Chair of the Board of Trustees of the investment adviser, an annual fee of $8,000 plus reimbursement of out-of-pocket expenses.


4.    PRINCIPAL SHAREHOLDERS

At October 31, 2000, 79.76% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders could have a material effect on the Fund.


5.    EXPENSE LIMITATIONS

COMANCO has contractually agreed that it will waive its fee or reimburse the Fund for expenses through at least October 31, 2001, to the extent necessary to maintain the Fund's total operating expenses at not more than 0.25% of the average daily net assets of the Fund. Such waiver and/or reimbursement is determined on an annual basis. COMANCO has undertaken to pay all organizational expenses of the Company.